CONVERTIBLE DEBT	6 Months Ended
Jun. 30, 2015
CONVERTIBLE DEBT [Abstract]
CONVERTIBLE DEBT

NOTE 6:              CONVERTIBLE DEBT

In September 2014, the Company completed a public offering in Israel of its Series L Convertible Bonds (the "Bonds"). The Company issued Bonds with an aggregate par value of approximately ILS 143,500 thousands ($38,100 as of June 30, 2015). The Bonds were issued at a purchase price equal to 96.5% of their par value and bear annual interest at a rate of 5%, payable semi-annually. The proceeds of the offering, before issuance costs of $741, amounted to $37,852. The principal of the Bonds, denominated in ILS, will be repaid in five equal annual instalments commencing on March 31, 2016.

The Bonds are convertible, at the election of each holder, into the Company's ordinary shares at a conversion price of ILS 33.605 per share ($8.92 on June 30, 2015) from the date of issuance and until March 15, 2020. The ordinary shares issued upon conversion of the Bonds will be listed on the NASDAQ Stock Market (“Nasdaq”) and the Tel-Aviv Stock Exchange (“TASE”), to extent that the Company's ordinary shares are listed thereon at the time of conversion. The conversion price is subject to adjustment in the event that the Company effects a share split or reverse share split, a rights offering or a distribution of bonus shares or a cash dividend.

The Company may redeem the Bonds upon delisting of the Bonds from the TASE, subject to certain conditions. In addition, the Company may redeem the Bonds or any part thereof at its discretion after December 1, 2014, subject to certain conditions.

The Company elected to apply the fair value option in accordance with ASC No. 825, “Financial Instruments”, to the Bonds and therefore all unrealized gains and losses are recognized in earnings. As of June 30, 2015, the fair value of the Bonds, based on its quoted price at the TASE and including accrued interest of $474 , was $37,460.

The changes of the convertible debt in the six months ended June 30, 2015 were as follows:

$

Balance as of January 1, 2015	35,752

Accrued interest	839
Change in fair value	1,780
Payment of interest	(911)

Balance as of June 30, 2015 *	37,460

*	Includes accrued interest of $474

In order to mitigate the potential adverse impact of the fluctuations in the ILS-USD exchange rate, the Company has entered into a cross currency interest rate SWAP agreement (the “SWAP”) in order to hedge the future interest and principal payments, which are all denominated in ILS.

As of June 30, 2015, the Company satisfies all of the financial covenants associated with both, the Bonds and the SWAP.

As of June 30, 2015, the aggregate principal annual payments of the bonds are as follows:

Repayment amount
$

2016	7,620
2017	7,620
2018	7,620
2019	7,620
2020	7,620

38,100